Ford Credit Auto Owner Trust 2024-A
Monthly Investor Report

Collection Period	July 2025
Payment Date	8/15/2025
Transaction Month	17
Additional information about the structure, cashflows, defined terms and parties for this transaction can be found in the prospectus, available on the SEC website (http://www.sec.gov) under the registration number 333-258040 and at https://www.ford.com/finance/investor-center/asset-backed-securitization.
I. ORIGINAL DEAL PARAMETERS

	Dollar Amount	# of Receivables		Weighted Avg Remaining Term at Cutoff
Initial Pool Balance	$1,696,683,364.30	46,551		55.8 months

	Dollar Amount	Note Interest Rate		Final Scheduled Payment Date
Original Securities
Class A-1 Notes	$305,000,000.00	5.524%		April 15, 2025
Class A-2a Notes	$150,000,000.00	5.32%		January 15, 2027
Class A-2b Notes	$410,000,000.00	4.69962%	*	January 15, 2027
Class A-3 Notes	$560,000,000.00	5.09%		December 15, 2028
Class A-4 Notes	$75,000,000.00	5.01%		September 15, 2029
Class B Notes	$47,350,000.00	5.26%		November 15, 2029
Class C Notes	$31,560,000.00	0.00%		September 15, 2031
Total	$1,578,910,000.00
		* 30-day average SOFR + 0.36%
II. AVAILABLE FUNDS

Interest:
Interest Collections	$3,979,271.07

Principal:
Principal Collections	$26,333,206.39
Prepayments in Full	$14,336,800.56
Liquidation Proceeds	$604,437.56
Recoveries	$47,151.77
Sub Total	$41,321,596.28
Collections	$45,300,867.35

Purchase Amounts:
Purchase Amounts Related to Principal	$196,602.60
Purchase Amounts Related to Interest	$1,067.85
Sub Total	$197,670.45

Clean-up Call	$0.00

Reserve Account Draw Amount	$0.00

Available Funds - Total	$45,498,537.80

Ford Credit Auto Owner Trust 2024-A
Monthly Investor Report

Collection Period	July 2025
Payment Date	8/15/2025
Transaction Month	17
III. DISTRIBUTIONS

	Calculated Amount	Amount Paid	Shortfall	Carryover Shortfall	Remaining Available Funds
Trustee and Other Fees/Expenses	$0.00	$0.00	$0.00	$0.00	$45,498,537.80
Servicing Fee	$800,277.43	$800,277.43	$0.00	$0.00	$44,698,260.37
Interest - Class A-1 Notes	$0.00	$0.00	$0.00	$0.00	$44,698,260.37
Interest - Class A-2a Notes	$175,745.49	$175,745.49	$0.00	$0.00	$44,522,514.88
Interest - Class A-2b Notes	$438,498.74	$438,498.74	$0.00	$0.00	$44,084,016.14
Interest - Class A-3 Notes	$2,375,333.33	$2,375,333.33	$0.00	$0.00	$41,708,682.81
Interest - Class A-4 Notes	$313,125.00	$313,125.00	$0.00	$0.00	$41,395,557.81
First Priority Principal Payment	$0.00	$0.00	$0.00	$0.00	$41,395,557.81
Interest - Class B Notes	$207,550.83	$207,550.83	$0.00	$0.00	$41,188,006.98
Second Priority Principal Payment	$0.00	$0.00	$0.00	$0.00	$41,188,006.98
Interest - Class C Notes	$0.00	$0.00	$0.00	$0.00	$41,188,006.98
Reserve Account Deposit	$0.00	$0.00	$0.00	$0.00	$41,188,006.98
Regular Principal Payment	$42,031,820.62	$41,188,006.98	$0.00	$0.00	$0.00
Additional Trustee and Other Fees/Expenses	$0.00	$0.00	$0.00	$0.00	$0.00
Residual Released to Depositor	$0.00	$0.00	$0.00	$0.00	$0.00
Total		$45,498,537.80

Principal Payment:
First Priority Principal Payment					$0.00
Second Priority Principal Payment					$0.00
Regular Principal Payment					$41,188,006.98
Total					$41,188,006.98

IV. NOTEHOLDER PAYMENTS

	Noteholder Principal Payments		Noteholder Interest Payments		Total Payment
		Per $1,000 of		Per $1,000 of		Per $1,000 of
	Actual	Original Balance	Actual	Original Balance	Actual	Original Balance
Class A-1 Notes	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00
Class A-2a Notes	$11,032,501.87	$73.55	$175,745.49	$1.17	$11,208,247.36	$74.72
Class A-2b Notes	$30,155,505.11	$73.55	$438,498.74	$1.07	$30,594,003.85	$74.62
Class A-3 Notes	$0.00	$0.00	$2,375,333.33	$4.24	$2,375,333.33	$4.24
Class A-4 Notes	$0.00	$0.00	$313,125.00	$4.18	$313,125.00	$4.18
Class B Notes	$0.00	$0.00	$207,550.83	$4.38	$207,550.83	$4.38
Class C Notes	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00
Total	$41,188,006.98	$26.09	$3,510,253.39	$2.22	$44,698,260.37	$28.31

Ford Credit Auto Owner Trust 2024-A
Monthly Investor Report

Collection Period	July 2025
Payment Date	8/15/2025
Transaction Month	17

V. NOTE BALANCE AND POOL INFORMATION

	Beginning of Period		End of Period
	Balance	Note Factor	Balance	Note Factor
Class A-1 Notes	$0.00	0.0000000	$0.00	0.0000000
Class A-2a Notes	$39,641,840.84	0.2642789	$28,609,338.97	0.1907289
Class A-2b Notes	$108,354,364.93	0.2642789	$78,198,859.82	0.1907289
Class A-3 Notes	$560,000,000.00	1.0000000	$560,000,000.00	1.0000000
Class A-4 Notes	$75,000,000.00	1.0000000	$75,000,000.00	1.0000000
Class B Notes	$47,350,000.00	1.0000000	$47,350,000.00	1.0000000
Class C Notes	$31,560,000.00	1.0000000	$31,560,000.00	1.0000000
Total	$861,906,205.77	0.5458868	$820,718,198.79	0.5198005

Pool Information
Weighted Average APR	5.000%	5.016%
Weighted Average Remaining Term	43.63	42.88
Number of Receivables Outstanding	33,632	32,811
Pool Balance	$960,332,910.53	$918,374,298.41
Adjusted Pool Balance (Pool Balance - YSOC Amount)	$900,384,762.98	$861,280,994.81
Pool Factor	0.5660060	0.5412762

VI. OVERCOLLATERALIZATION INFORMATION

Specified Reserve Balance	$3,947,285.02
Yield Supplement Overcollateralization Amount	$57,093,303.60
Targeted Overcollateralization Amount	$98,499,913.26
Actual Overcollateralization Amount (EOP Pool Balance - EOP Note Balance)	$97,656,099.62

VII. RECONCILIATION OF RESERVE ACCOUNT

Beginning Reserve Account Balance	$3,947,285.02
Reserve Account Deposits Made	$0.00
Reserve Account Draw Amount	$0.00
Ending Reserve Account Balance	$3,947,285.02
Change in Reserve Account Balance	$0.00
Specified Reserve Balance	$3,947,285.02

Ford Credit Auto Owner Trust 2024-A
Monthly Investor Report

Collection Period	July 2025
Payment Date	8/15/2025
Transaction Month	17
VIII. NET LOSS AND DELINQUENT RECEIVABLES

		# of Receivables	Amount
Current Collection Period Loss:
Realized Loss (Charge-Offs)		86	$487,565.01
(Recoveries)		37	$47,151.77
Net Loss for Current Collection Period			$440,413.24
Ratio of Net Loss for Current Collection Period to Beginning of Period Pool Balance (annualized)			0.5503%

Prior and Current Collection Periods Average Loss:

Ratio of Net Loss to the Average Pool Balance (annualized)
Third Prior Collection Period			0.3919%
Second Prior Collection Period			0.4383%
Prior Collection Period			0.3176%
Current Collection Period			0.5626%
Four Month Average (Current and Prior Three Collection Periods)			0.4276%

Cumulative Loss:
Cumulative Realized Loss (Charge-Offs)		1,295	$5,833,448.99
(Cumulative Recoveries)			$527,896.56
Cumulative Net Loss for All Collection Periods			$5,305,552.43
Ratio of Cumulative Net Loss for all Collection Periods to Initial Pool Balance			0.3127%

Average Realized Loss for Receivables that have experienced a Realized Loss			$4,504.59
Average Net Loss for Receivables that have experienced a Realized Loss			$4,096.95

	% of EOP Pool Balance	# of Receivables	Amount
Delinquent Receivables:
31-60 Days Delinquent	0.91%	224	$8,395,125.22
61-90 Days Delinquent	0.17%	34	$1,562,863.60
91-120 Days Delinquent	0.04%	10	$351,408.69
Over 120 Days Delinquent	0.06%	11	$596,514.51
Total Delinquent Receivables	1.19%	279	$10,905,912.02

Repossession Inventory:
Repossessed in the Current Collection Period		14	$642,826.42
Total Repossessed Inventory		25	$1,190,160.78

Number of 61+ Delinquent Receivables to EOP Number of Outstanding Receivables:
Second Prior Collection Period			0.1598%
Prior Collection Period			0.1992%
Current Collection Period			0.1676%
Three Month Average			0.1756%

Delinquency Trigger (61+ Delinquent Receivables)
Transaction Month	Trigger
1-12	0.80%
13-24	1.30%
25-36	2.40%
37+	4.75%
61+ Delinquent Receivables Balance to EOP Pool Balance			0.2734%
Delinquency Trigger Occurred			No

Ford Credit Auto Owner Trust 2024-A
Monthly Investor Report

Collection Period	July 2025
Payment Date	8/15/2025
Transaction Month	17

Receivables Granted Extensions in the Current Collection Period:	# of Receivables	Amount

1 Month Extended	101	$3,897,160.70
2 Months Extended	144	$5,722,065.28
3+ Months Extended	22	$819,564.88

Total Receivables Extended	267	$10,438,790.86
IX. REPURCHASE DEMAND ACTIVITY (RULE 15Ga-1)

No Activity to report

Most Recent Form ABS-15G for repurchase demand activity

Filed by: Ford Motor Credit Company LLC
CIK#: 0000038009
Date: February 7, 2025

X. FLOATING RATE BENCHMARK: BENCHMARK TRANSITION

Benchmark Transition Event:	N/A

Benchmark Replacement Date:	N/A

Unadjusted Benchmark Replacement:	N/A

Benchmark Replacement Adjustment:	N/A

Benchmark Replacement Conforming Changes:	N/A

SERVICER CERTIFICATION
THIS REPORT IS ACCURATE IN ALL MATERIAL RESPECTS.
Ford Motor Credit Company LLC
/s/ Ryan M. Hershberger
Assistant Treasurer